Right-of-Use Assets — Operating Leases (Details)	6 Months Ended
	Sep. 30, 2024 SGD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 SGD ($)
Right-of-Use Assets — Operating Leases [Abstract]
Amortization expenses of right-of-use assets	$ 791,120	$ 616,569	$ 415,364